UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3596

Seligman Communications and Information Fund, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 9/30/05

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.
Schedule of Investments (Unaudited)
September 30, 2005

	Shares or Principal Amount		Value
Common Stocks 91.9%
Application Software 9.6%
BEA Systems*	3,000,000	shs.	$ 26,955,000
Cogent*	750,000		17,808,750
Compuware*	800,000		7,596,000
Hyperion Solutions*	800,000		38,936,000
Mercury Interactive*	1,150,000		45,528,500
Microsoft	7,900,000		203,227,500
			340,051,750
Communications Equipment 9.2%
Avocent*	1,400,000		44,275,000
Cisco Systems*	5,500,000		98,587,500
Corning*	2,150,000		41,559,500
F5 Networks*	600,000		26,064,000
Nokia (ADR)	2,175,000		36,779,250
QUALCOMM	1,750,000		78,198,750
			325,464,000
Computers and Peripherals 6.4%
Electronics for Imaging*	750,000		17,208,750
EMC*	6,100,000		78,934,000
International Business Machines	550,000		44,121,000
Seagate Technology*	5,300,000		84,005,000
			224,268,750
Diversified Telecommunication Services 0.4%
Consolidated Communications Holdings	1,100,000		15,185,500

Electronic Equipment and Instruments 2.8%
Amphenol (Class A)	630,000		25,414,200
Orbotech*Ø	2,350,000		58,585,500
Symbol Technologies	64,614		625,464
Xyratex*	890,500		13,036,920
			97,662,084
Health Care Equipment and Supplies 4.6%
Beckman Coulter	200,000		10,796,000
Becton, Dickinson	350,000		18,350,500
Fisher Scientific International*	440,000		27,302,000
Kinetic Concepts*	1,267,900		72,016,720
PerkinElmer	1,600,000		32,592,000
			161,057,220
Internet and Catalog Retail 0.5%
eBay*	450,000		18,537,750

Internet Software and Services 12.3%
Digital River*Ø	203,000		7,080,640
Google (Class A)*	113,000		35,721,560
McAfee*	2,250,000		70,695,000
Sina*	600,000		16,482,000
Symantec*	9,750,450		220,798,940
Websense*	325,000		16,648,125
Yahoo!*	2,000,000		67,730,000
			435,156,265
IT Services 6.1%
Amdocs*	5,287,000		146,608,510
Infosys Technologies	685,839		39,264,341
Ness Technologies*	557,500		5,561,062
Satyam Computer Services	1,695,550		21,598,835
			213,032,748
Media 1.3%
Comcast (Class A)*	1,500,000		43,987,500

Semiconductors and Semiconductor Equipment 16.3%
Advanced Micro Devices*	8,300,000		209,160,000
Altera*	2,800,000		53,480,000
Applied Micro Circuits*	3,001,500		8,989,493
ASML Holding (NY shares)*	1,000,000		16,504,999
Broadcom (Class A)*	400,000		18,766,000
Integrated Device Technology*	4,000,000		42,940,000
Marvell Technology Group*	410,100		18,907,660
Mattson Technology*Ø	1,444,900		10,843,975
MEMC Electronic Materials*Ø	5,950,000		135,600,500
Monolithic Power Systems*Ø	1,750,000		14,831,250
Silicon Laboratories*	900,000		27,346,500
Taiwan Semiconductor Manufacturing (ADR)	2,000,000		16,440,000
			573,810,377
Systems Software 13.5%
BMC Software*Ø	6,875,800		145,079,380
Citrix Systems*	2,750,000		69,121,250
Computer Associates International	5,067,290		140,921,335
Oracle*	8,500,000		105,357,500
Red Hat*	800,000		16,956,000
			477,435,465
Technical Software 7.6%
Cadence Design Systems*	5,500,000		88,880,000
Synopsys*Ø	9,400,000		177,613,000
			266,493,000
Wireless Telecommunication Services 1.2%
Alamosa Holdings*	1,000,000		17,100,000
Sprint Nextel	1,234,700		29,361,166
			46,461,166
Total Common Stocks			3,238,603,575

Venture Capital Investments† 0.3%			11,180,319

Short Term Holdings 6.5%
Fixed Time Deposits 5.7%
Bank of Novia Scotia 3.85%, 10/3/2005	$ 100,000,000		100,000,000
BNP Paribas, Grand Cayman 3.875%, 10/3/2005	100,000,000		100,000,000
			200,000,000
Repurchase Agreement 0.8%
State Street Bank 3.1%, 9/30/2005, maturing 10/3/2005
in the amount of $30,055,762 collateralized by: $31,000,000 US Treasury
Notes 3.625%, 7/15/2006, with a fair market value of $30,651,250	30,048,000		30,048,000
Total Short-Term Holdings			230,048,000
Total Investments 98.7%			3,479,831,894
Other Assets Less Liabilities 1.3%			45,918,345
Net Assets 100.0%			$ 3,525,750,239

* Non-income producing security.
Æ Affiliated Issuers -- Fund's holdings representing 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the nine months ended September 30, 2005, is as follows:

Affiliate	Beginning Shares	Gross Purchases And Additions		Gross Sales And Reductions	Ending Shares		Realized Gain (Loss)	Ending Value
BMC Software	11,000,000	-		4,124,200	6,875,800	(1)	$ 10,805,785	$ 145,079,380
Digital River	1,000,000	1,125,000		1,922,000	203,000	(1)	(168,725)	7,080,640
Magma Design Automation	2,000,000	600,000		2,600,000	-		(32,301,413)	-
Mattson Technology	1,500,000	250,000		305,100	1,444,900	(1)	(969,981)	10,843,975
MEMC Electric Materials	16,500,000	-		10,550,000	5,950,000	(1)	93,661,380	135,600,500
Monolithic Power Systems	195,100	1,554,900		-	1,750,000		-	14,831,250
NETGEAR	2,000,000	350,000		2,350,000	-		1,919,847	-
Orbotech	2,350,000	-		-	2,350,000		-	58,585,500
Photon Dynamics	1,500,000	-		1,500,000	-		(14,439,448)	-
Synopsys	7,500,000	1,900,000		-	9,400,000		-	177,613,000
Take-Two Interactive Software	4,400,000	2,178,700	(2)	6,578,700	-		2,143,260	-
Total							$ 60,650,705	$ 549,634,245

(1)	As of September 30, 2005, the Fund's holding was less than 5% of the outstanding voting shares.
(2)	Includes 2,100,000 received in a 2:1 stock split.
†
Restricted and non-income producing securities. At September 30, 2005, the Fund owned investments that were purchased through private offerings and cannot be sold without prior registration under the Securities Act of 1933 or pursuant to an exemption therefrom. In addition, the Fund has agreed to further restrictions on the disposition of its shares as set forth in various agreements entered into in connection with the purchase of these investments. The Fund typically will bear costs in connection with the disposition of these securities, including those involved in registration under the Securities Act of 1933, but under certain limited circumstances, such costs could be borne by the issuer. These investments are valued at fair value as determined in accordance with procedures approved by the Board of Directors of the Fund. The acquisition dates of these investments, along with their cost and values at September 30, 2005, are as follows:

Venture Capital Investments	Acquisition Dates	Shares Or Warrants		Cost	Value
Convertible Preferred Stocks and Warrants:
Bernard Technologies (Series D)	11/8/99	363,636	shs.	$ 1,001,774	$ -
Coventor (Series F)	5/25/01	10,799		12,420	1,728
ePolicy.com (Series B)	5/2/00	562,114		2,000,002	140,528
FlashPoint Technology (Series E)	9/10/99	246,914		1,000,844	-
Geographic Network Affiliates International (Series A)	12/29/99	20,000		2,002,218	-
Geographic Network Affiliates International (Series B)	12/5/01	100,000		-	-
Global Commerce Systems (Series A)	4/6/00	952		16,360	-
Global Commerce Systems (Series D)	4/6/00	613,720		2,986,283	-
GMP Companies (Series A)	9/15/99	200,000		1,002,743	3,106,000
GMP Companies (Series B)	4/3/00	111,111		1,999,998	1,847,776
GMP Companies (Series C)	6/3/02	15,969		542,946	286,963
GoSolutions (Series A) ($0.01 per warrant for 3.9434
shares of GoSolutions (Series A) Preferred Stock)	5/24/01	118,302	wts.	30,000	40,223
iBiquity Digital (Series A)	1/19/00	107,875	shs.	1,001,189	454,154
iBiquity Digital (Series C)	4/24/02	128,532		394,594	394,593
Index Stock Imagery (Series A Sr.)	3/20/00 to 4/16/04	418,676		1,222,885	209,338
LifeMasters Supported SelfCare (Series E)	1/31/00	129,194		1,033,556	762,245
LifeMasters Supported SelfCare (Series F)	11/12/02	4,528		50,004	28,119
NeoPlanet (Series B)	2/18/00	425,412		2,000,001	7,649
Nextest Systems (Series B)	11/27/01	1,026,718		2,570,481	2,628,398
NSI Software (Series B)	4/01/00 to 11/13/02	253,333		2,144,314	564,932
OurHouse (Series D)	2/11/00	333,334		2,000,004	-
Petroleum Place (Series C)	3/7/00	16,915		1,000,015	273,008
SensAble Technologies (Series C)	4/5/00	301,205		1,000,001	-
Techies.com (Series C)	1/27/00	235,294		1,999,999	-
Total Convertible Preferred Stocks and Warrants				29,012,631	10,745,654

Common Stocks:
Access Data (Class A)	3/29/00	606,061		1,000,001	200,000
Coventor	3/8/00 to 5/25/01	942,320		1,083,580	75,386
DecisionPoint Applications	4/20/00	38,461		1,000,629	26,153
Entegrity Solutions	2/16/00 to 4/25/02	18,802		1,011,147	-
etang.com	1/6/00	22,613		-	905
GoSolutions	4/3/00 to 3/19/01	174,694		2,087,394	31,445
Interactive Video Technologies	12/23/99	12,956		1,000,001	-
NSI Software	4/14/00	11,844		45,685	5,567
Qpass	5/2/00 to 5/11/01	38,279		2,160,000	16,843
SensAble Technologies	10/1/04	1,581,292		-	-
Workstream	3/23/00	6,997		1,646,893	9,741
Total Common Stocks				11,035,330	366,040

Convertible Promissory Notes and Warrants:
Geographic Network Affiliates International: 9%, payable on demand	12/5/01 to 3/12/02	$ 352,000		320,173	11,200
Geographic Network Affiliates International:
$10 exercise price expiring 12/5/08	12/5/01	8,000	wts.	-	-
$10 exercise price expiring 1/11/09	1/11/02	8,000		-	-
$10 exercise price expiring 2/4/09	2/4/02	8,000		-	-
$10 exercise price expiring 3/12/09	3/12/02	8,000		-	-
SensAble Technologies 8%, 12/30/05	12/30/03	$ 31,380		31,380	57,425
SensAble Technologies	12/30/03	15,690	wts.	-	-
Techies.com 9%, payable on demand	6/7/00	$ 488,592		244,296	-
Total Convertible Promissory Notes and Warrants				595,849	68,625

Total Venture Capital Investments				$ 40,643,810	$ 11,180,319

The cost of investments for federal income tax purposes was $3,451,574,142. The tax basis gross appreciation and depreciation of portfolio securities were $323,606,886 and $295,349,134, respectively. Net appreciation was $28,257,752.

Security Valuation -- Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

ITEM 2. CONTROLS AND PROCEDURES.

a.
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	November 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	November 22, 2005

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	November 22, 2005

SELIGMAN COMMUNICATIONS AND INFORMATION FUND, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.